GENERAL INFORMATION	6 Months Ended
Jun. 30, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GENERAL INFORMATION
NOTE 1 - GENERAL INFORMATION

A.	General

(1)	Check-Cap Ltd. (the “Company") was incorporated under the laws of the State of Israel. The registered address of its offices is 29 Abba Hushi Avenue, Isfiya 3009000, Israel.

(2)	The Company has a wholly-owned subsidiary, Check-Cap US, Inc., that was incorporated under the laws of the State of Delaware on May 15, 2015.

(3)
The Company is a clinical stage medical diagnostics company that aimed to redefine colorectal cancer (CRC) screening through the introduction of C-Scan®, the first and only patient-friendly preparation-free screening test to detect polyps before they may transform into colorectal cancer and enable early intervention and cancer prevention.

On March 21, 2023, the Company announced that following the Company’s internal assessment of the clinical data collected until such date from its calibration studies, the Company has determined that the most recent efficacy results from the Company’s calibration studies did not meet the goal in order to proceed to the powered portion of the U.S. pivotal study.

The Company further announced that it had adopted a plan of actions that included conducting additional clinical data analysis and approaching the U.S. Food and Drug Administration (“FDA”) to make amendments to the U.S. pivotal study and that the Company is also implementing a cost reduction plan in order to extend its cash runway, and that the initiation of the powered portion of the U.S. pivotal study that was expected in mid-2023 is therefore temporarily postponed.

On June 6, 2023, the Company announced that after further review of additional data and interaction with the FDA on a revised pivotal study protocol together with the anticipated time and investment necessary to further develop the technology, the Company’s Board of Directors has determined that it is appropriate to pursue strategic options.

In addition, the Company’s Board of Directors approved a reduction in its workforce by approximately 90 percent, to reduce the Company’s cash burn, after which the Company expects to have eight remaining employees. In light of these developments, the Company discontinued the calibration studies and does not plan on commencing the powered portion of its U.S. pivotal study and plans to concentrate its resources on its essential research activities and strategic alternatives.

As a result, the Company recorded a provision in connection with the termination expenses of the employment of Company employees for the employment period following the balance sheet date in the amount of $611 and retention costs for the remaining employees in the amount of $217.

(4)	On February 24, 2015, the Company consummated an Initial Public Offering in the United States concurrently with a private placement.

On August 11, 2016, the Company consummated a registered direct offering of ordinary shares and pre-funded warrants.

On June 2, 2017, the Company consummated a registered direct offering of ordinary shares and a simultaneous private placement of warrants.

On November 22, 2017, the Company consummated a registered direct offering of ordinary shares and a simultaneous private placement of warrants.

On May 8, 2018, the Company consummated an underwritten public offering of ordinary shares, pre-funded warrants and Series C warrants.

On February 6, 2019, the Company consummated a registered direct offering of ordinary shares and warrants.

In February 2020, the Company consummated a private placement of ordinary shares.

During April and May 2020, the Company consummated three registered direct offerings of ordinary shares and simultaneous private placements of warrants.

On July 27, 2020, the Company consummated a warrant exercise transaction to purchase ordinary shares and a simultaneous private placement of warrants.

During the first quarter of 2021, certain investors exercised their warrants previously issued by the Company.

In July 2021, the Company consummated a registered direct offering of ordinary shares and warrants.

On March 3, 2022, the Company consummated a registered direct offering of ordinary shares and warrants.

The Company's ordinary shares are listed on the NASDAQ Capital Market under the symbol "CHEK".

The consolidated financial statements of the Company as of and for the six months ended June 30, 2023, include the financial statements of the Company and its wholly-owned U.S. subsidiary.

(5)
Since its inception, the Company has devoted substantially all of its efforts to research and development, clinical trials, recruiting management and technical staff, acquiring assets and raising capital. The Company has incurred losses of $11,320 and $10,641 for the six months ended June 30, 2023 and 2022, respectively. As of June 30, 2023, the Company's accumulated deficit was approximately $138,613.

The Company has funded its operations to date primarily through equity financings, sale of its ordinary shares and warrants, the exercise of warrants and other financing transactions and through grants from the Israel Innovation Authority of the Ministry of Economy and Industry.

(6)
In early 2020, the World Health Organization declared the rapidly spreading coronavirus disease (COVID-19) outbreak a pandemic. The Company experienced disruptions to its operations as a result of the COVID-19 pandemic including disruptions to the Company’s clinical studies, and as a result, faced delays in its clinical trials. The extent to which the COVID-19 pandemic shall impact the Company’s operations in the future will depend on future developments, which are highly uncertain and cannot be predicted with confidence.